Income Taxes - Schedule of tax liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Current tax payable	€ 1,022	€ 1,782	€ 1,248
Total tax liabilities	€ 1,022	€ 1,782	€ 1,248